Financial assets (Narrative) (Details) - J V Finco [Member] - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Preference shares redeemable share subscribed	184.9
Preference shares redeemable par value	$ 1
Redeemable Preference Shares With No Fixed Redemption Date [Member]
Disclosure of financial assets [line items]
Fair value of preference shares subscribed		$ 72.4
Accretion expense		$ 0.9
Accretion income for the year			$ 7.8